Equity (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2019	Mar. 31, 2020	Dec. 31, 2018
Equity (Textual)
Common stock authorized	100,000,000	100,000,000	100,000,000
Common stock par value	$ 0.0001	$ 0.0001	$ 0.0001
Exercised, intrinsic value	$ 0
Non-cash compensation vested stock options	$ 0	$ 0	$ 0